SCHEDULE OF INFORMATION ABOUT OTHER RECEIVABLES AND PREPAYMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Receivables And Prepayments
Prepaid expense and prepayments	$ 5,671	$ 2,040
Security deposit	6
Other receivables	1,312	831
Other receivables and prepayments	$ 6,989	$ 2,871